Summary of significant accounting policies (Details 1) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Net loss	$ (4,643,198)	$ (2,072,945)	$ (7,532,838)	$ (9,108,240)	$ (5,406,167)
Net loss per ordinary share:
Basic				$ (0.58)
Previously Reported [Member]
Net loss				$ (9,108,240)
Net loss per ordinary share:
Basic				$ (0.54)
Revisions [Member]
Net loss				$ (725,004)
Net loss per ordinary share:
Basic				$ (0.04)